Earnings per share - Basic and diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss attributable to equity holders of the parent
Continuing operations	€ 1,632	€ (2,520)	€ 14
Discontinued operations	(9)	(3)	(7)
Profit/(loss) for the year	€ 1,623	€ (2,523)	€ 7
Weighted average number of shares Basic and Diluted
Weighted average number of shares outstanding	5,630,025	5,612,418	5,599,912
Total effect of potentially dilutive shares (in shares)	54,210	23,664	26,463
Adjusted weighted average number of shares	5,684,235	5,636,082	5,626,375
Basic
Continuing operations (in EUR per share)	€ 0.29	€ (0.45)	€ 0.00
Discontinued operations (in EUR per share)	0.00	0.00	0.00
Profit/(loss) for the year	0.29	(0.45)	0.00
Diluted
Continuing operations (in EUR per share)	0.29	(0.45)	0.00
Discontinued operations (in EUR per share)	0.00	0.00	0.00
Profit/(loss) for the year	€ 0.29	€ (0.45)	€ 0.00
Restricted Shares
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)	3,910	3,884	2,391
Performance Shares
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)	50,300	19,780	24,072